Pension Plans and Other Postretirement Benefits Schedule of Amounts Recognized in Balance Sheet - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		$ (337)		$ (337)		$ (341)
Accumulated other comprehensive income	$ (28)	(25)	$ (6)	(25)	$ (6)	(76)	$ (92)	$ (35)	$ (13)
Other Comprehensive Income (Loss), Net of Tax	$ 28	$ (10)	$ (7)	$ (51)	$ (86)	(16)	64
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current						(1)	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent						(118)	(102)
Accumulated other comprehensive income						1	(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet						(118)	(101)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax						0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax						1	1
Deferred income taxes - in AOCI						0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income						1	1
Defined Benefit Plan, Accumulated Benefit Obligation						227	204
Accumulated benefit obligation for funded plans						241	217
Aggregate Projected Benefit Obligation for Underfunded Pension Plans						241	216
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans						227	204
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets						122	114
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations						241	216
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets						122	114
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current						(2)	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent						(170)	(149)
Accumulated other comprehensive income						(1)	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet						(173)	(151)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax						0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax						(1)	(1)
Deferred income taxes - in AOCI						0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income						(1)	(1)
Defined Benefit Plan, Accumulated Benefit Obligation						198	175
Accumulated benefit obligation for funded plans						207	184
Aggregate Projected Benefit Obligation for Underfunded Pension Plans						207	184
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans						198	175
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets						35	34
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations						207	184
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets						35	34
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current						(3)	(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent						(50)	(82)
Accumulated other comprehensive income						17	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet						(70)	(86)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax						0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax						(28)	0
Deferred income taxes - in AOCI						(11)	0
Net Amounts Recognized in Accumulated Other Comprehensive Income						(17)	0
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current						0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent						(1)	0
Accumulated other comprehensive income						0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet						(1)	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax						0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax						0	0
Deferred income taxes - in AOCI						0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income						$ 0	$ 0